SEMI-ANNUAL REPORT (Unaudited)
FOR THE PERIOD ENDED JUNE 30, 2001
-------------------------------------------------------------------------------




JNL(R)SERIES TRUST

JNL(R)VARIABLE FUND LLC

JNL(R)VARIABLE FUND III LLC

JNL(R)VARIABLE FUND V LLC





                                 PERSPECTIVE
                                 Fixed and Variable Annuity(R)


                                 PERSPECTIVE ADVANTAGE
                                 Fixed and Variable Annuitysm

                                 DEFINED STRATEGIES
                                 Variable Annuity(R)

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuity(R)

                                 NEW YORK

                                 PERSPECTIVE
                                 Fixed and Variable Annuitysm

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuitysm



This report is for the general information of contract owners of the Perspective(R), Perspective Advantagesm, Defined Strategies(R), Perspective Advisors(R), Perspectivesm (New York) and Perspective Advisorssm (New York) Annuities. Not all the portfolios are available in all of the products. (For a list of available portfolios by product see inside front cover).

Perspective
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series  I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

   JNL(R)Variable Fund LLC
JNL/First Trust The Dowsm Target 10 Series

Perspective Advantage
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/S&P Conservative Growth Series
JNL/S&P Moderate Growth Series
JNL/S&P Aggressive Growth Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

   JNL(R)Variable Fund V LLC
JNL/First Trust The Dowsm Target 10 Series





Defined Strategies
Variable Annuity(R)
--------------------
    JNL(R) Series Trust
PPM America/ JNL Money Market Series

  JNL(R) Variable Fund LLC
JNL/First Trust The Dowsm Target 5 Series
JNL/First Trust The Dowsm Target 10 Series
JNL/First Trust The S&P(R) Target 10 Series
JNL/First Trust Global Target 15 Series
JNL/First Trust Target 25 Series
JNL/First Trust Target Small-Cap Series
JNL/First Trust Technology Sector Series
JNL/First Trust Pharmaceutical/Healthcare Sector Series
JNL/First Trust Financial Sector Series
JNL/First Trust Energy Sector Series
JNL/First Trust Leading Brands Sector Series
JNL/First Trust Communication Sector Series

Perspective Advisors
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

  JNL(R)Variable Fund III LLC
JNL/First Trust The Dowsm Target 10 Series




Perspective (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

Perspective Advisors (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

Dear Investors:                                                        [Photo]

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ended June 30, 2001.

After 5% growth in 2000, the U.S. economy slowed sharply in the first half of 2001 with only 1.7% growth expected in 2001. Most analysts still expect the economy to avoid recession, but the soft landing is hitting the runway a little harder than anticipated. Consumer spending continues to offset the slowdown in business spending, while the inflation reports remain encouraging.

Responding to the weakening economic environment, the Federal Reserve has cut interest rates six times, by a total of 2.75 percentage points, since January 3, 2001. At least one more cut is expected, bringing the federal funds rate down to 3.5% from 6.5% at the beginning of the year. The Fed believes that the economy will recover in the second half of the year, as tax rebates will boost consumer spending in the coming months and the Fed's interest rate cuts should start to bear fruit late this year or early in 2002.

Despite a pullback in June, stocks ended the second quarter with comfortable gains across the board, shaking off the effects of an unsettling first quarter. For the year-to-date, however, most major indices were still in negative territory at the end of June. Smaller-cap value stocks outpaced the large cap growth funds with small caps up an average of 11.7 percent, while large cap growth funds have fallen 20 percent. Multi-cap value stocks were among the laggards, reversing the trend of the first quarter.

Technology stocks rebounded sharply following their steep reversal in early 2001, while natural resources stocks were lackluster after their relatively good first quarters. Growth took precedence over value investing with smaller cap growth outdistancing the field. That said, value stocks also scored strong gains in the period.

After several years of going to extremely positive results, the stock market may be getting back to normal. The largest 50 growth stocks are no longer the market leaders, while mid-cap stocks have been holding up pretty well in a tough environment for stocks. Most recently, mid cap value stocks, many with single digit long-term growth rates have produced strong price gains.

The JNL Series Trust and JNL Variable Funds LLC offer a selection of Series, each with its own investment objective and strategies. The performance of each Series is influenced by its investment objective and the investment style of its money manager, as well as the market environment. We hope that the selection of Series allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance.

Respectfully,


/s/ Andrew B. Hopping
Andrew B. Hopping
President
JNL Series Trust
JNL Variable Funds LLC

JNL VARIABLE FUND V LLC (UNAUDITED)
JNL/FIRST TRUST THE DOW TARGET 10 SERIES
FINANCIAL STATEMENTS (in thousands, except net asset value per share)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS
Investments (cost $4,075)                    $        4,319
Receivables:
  Dividends and interest                                 10
                                            ----------------
TOTAL ASSETS                                          4,329
                                            ----------------


LIABILITIES
Payable:
  Advisory fees                                           3
  Fund shares redeemed                                    1
                                            ----------------
TOTAL LIABILITIES                                         4
                                            ----------------
NET ASSETS                                   $        4,325
                                            ================


NET ASSETS CONSIST OF:
Paid-in capital                              $        3,853
Undistributed net investment income                     122
Accumulated net realized gain                           106
Net unrealized appreciation                             244
                                            ----------------
                                             $        4,325
                                            ================


SHARES OUTSTANDING (NO PAR VALUE),                      394
  UNLIMITED SHARES AUTHORIZED               ================

NET ASSET VALUE PER SHARE                    $        10.96
                                            ================


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001

INVESTMENT INCOME
  Dividends                                  $           62
  Interest                                                1
                                            ----------------
TOTAL INVESTMENT INCOME                                  63
                                            ----------------

EXPENSES
  Advisory fees                                          15
  Administrative fees                                     2
                                            ----------------
TOTAL EXPENSES                                           17
                                            ----------------
NET INVESTMENT INCOME                                    46
                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments                      167
  Net change in unrealized depreciation on
    investments                                        (138)
                                             ---------------
NET REALIZED AND UNREALIZED GAIN                         29
                                             ---------------

NET INCREASE  IN NET ASSETS FROM OPERATIONS  $           75
                                             ===============


                     See notes to the financial statements.

JNL VARIABLE FUND V LLC (UNAUDITED)
JNL/FIRST TRUST THE DOW TARGET 10 SERIES
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                                                                    PERIOD FROM
                                                                                                   SIX MONTHS       JANUARY 3,
                                                                                                      ENDED          2000* TO
                                                                                                    JUNE 30,       DECEMBER 31,
                                                                                                      2001             2000
                                                                                                  ---------------  ---------------

OPERATIONS
   Net investment income                                                                                      46    $         76
   Net realized gain (loss) on investments                                                                   167              (61)
   Net change in unrealized appreciation (depreciation) on investments                                      (138)             382
                                                                                                 ---------------- ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    75              397
                                                                                                 ---------------- ----------------


SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                                                                         2,098            5,389
  Cost of shares redeemed                                                                                 (1,919)          (1,715)
                                                                                                 ---------------- ----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                           179            3,674
                                                                                                  ---------------  ---------------
NET INCREASE IN NET ASSETS                                                                                   254            4,071

NET ASSETS BEGINNING OF PERIOD                                                                             4,071                -
                                                                                                  ---------------  ---------------

NET ASSETS END OF PERIOD                                                                                   4,325   $        4,071
                                                                                                  ===============  ===============

UNDISTRIBUTED NET INVESTMENT INCOME                                                                          122   $           76
                                                                                                  ===============    =============


(1)SHARE TRANSACTIONS:

  Shares sold                                                                                                194              557
  Shares redeemed                                                                                           (182)            (175)
                                                                                                  ---------------  ---------------
  Net increase                                                                                                12              382
                                                                                                  ===============  ===============


PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities                                                                                   2,721   $       6,247
  Proceeds from sales of securities                                                                         2,505           2,514


--------------------------------------------------------------------------------
* Commencement of operations.


                     See notes to the financial statements.

JNL VARIABLE FUND V LLC (UNAUDITED)
JNL/FIRST TRUST THE DOW TARGET 10 SERIES
FINANCIAL HIGHLIGHTS

                                                                                                                     PERIOD FROM
                                                                                                       SIX MONTHS    JANUARY 3,
                                                                                                         ENDED        2000* TO
                                                                                                        JUNE 30,    DECEMBER 31,
                                                                                                          2001          2000
                                                                                                     -------------- --------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    10.66      $   10.00
                                                                                                     --------------  -------------


INCOME FROM OPERATIONS:
  Net investment income                                                                                    0.31           0.20
  Net realized and unrealized gain
    (loss) on investments                                                                                 (0.01)          0.46
                                                                                                     --------------  -------------
  Total income from operations                                                                             0.30           0.66
                                                                                                     -------------- --------------

NET ASSET VALUE, END OF PERIOD                                                                            10.96      $   10.66
                                                                                                     ==============  =============


TOTAL RETURN (A)                                                                                           2.81%          6.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                                                 4,325     $    4,071
  Ratio of expenses to average net assets (b)                                                              0.85%          0.85%
  Ratio of net investment income to average net assets (b)                                                 2.39%          2.72%
  Portfolio turnover                                                                                      64.37%         94.30%




--------------------------------------------------------------------------------
* Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.

(b)  Annualized for periods less than one year.


                       See notes to financial statements.

JNL VARIABLE FUND V LLC (UNAUDITED)
JNL/FIRST TRUST THE DOW TARGET 10 SERIES
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001
                                              Shares     Value

--------------------------------------------------------------------------------

COMMON STOCKS - 99.6%
---------------------
AUTO MANUFACTURERS - 12.5%
   General Motors Corp.                            8   $     542

CHEMICALS - 9.7%
   E.I. du Pont de Nemours                         9         418

COSMETICS & PERSONAL CARE - 8.2%
   Procter & Gamble Co.                            6         353

FOREST PRODUCTS & PAPER - 8.3%
   International Paper Co.                        10         360

MACHINERY - 10.4%
   Caterpillar Inc.                                9         449

MANUFACTURING - 20.8%
   Eastman Kodak Co.                              11         497
   Minnesota Mining & Manufacturing                4         400
   Co.
                                                       ---------
                                                             897
OIL & GAS PRODUCERS - 10.0%
   Exxon Mobil Corp.                               5         430

TELECOMMUNICATIONS - 8.4%
   SBC Communications Inc.                         9         363

TOBACCO - 11.3%
   Philip Morris Cos. Inc.                        10         487
                                                       ---------

     Total Common Stocks
       (cost $4,055)                                       4,299
                                                       ---------



SHORT TERM INVESTMENT - 0.4%
----------------------------
MONEY MARKET FUND - 0.4%
   Dreyfus Cash Management Plus,                  20   $      20
      4.11% (a)                                        ---------

     Total Short Term Investment
       (cost $20)                                             20

Total Investments - 100%
   (cost $4,075)                                       $   4,319
                                                      ==========

-------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2001.



                       See notes to financial statements.

--------------------------------------------------------------------------------

                       JNL VARIABLE FUND V LLC (Unaudited)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Variable Fund V LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The Fund consists of the JNL/First Trust The Dow Target 10 Series (the "Series"), which is subadvised by First Trust Advisors L.P. ("First Trust"). The shares of the Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

     Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as the investment adviser ("Adviser") for this Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION - Stocks are valued at the last quoted sale price on the New York Stock Exchange or final bid price in absence of a sale.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     SECURITIES LOANED - The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Series receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     DISTRIBUTIONS TO SHAREHOLDERS - No distributions of net investment income or realized capital gains are required.

     FEDERAL INCOME TAXES - The JNL Variable Fund V LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-V. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

     The Series has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. The Series pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Series as follows:

     ASSETS                         FEES
     ------                         ----
     $0 to $500 million             .75%
     $500 million to $1 billion     .70%
     Over $1 billion                .65%

A portion of this fee is paid to First Trust as compensation for their services.

     ADMINISTRATIVE FEE - In addition to the investment advisory fee, the Series pays to JNAM an annual Administrative Fee of .10% of the average daily net assets. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of the Series. In accordance with the agreement, JNAM is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of the Series. The Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

NOTE 4.  CHANGE OF AUDITORS

     On May 24, 2001 the Board of Trustees ratified the termination of PricewaterhouseCoopers LLP ("PWC") as the Fund's independent accountants. For the two years ended December 31, 2000, PWC expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund's management and PWC prior to their termination. The Board approved the appointment of KPMG LLP as the Fund's independent accountants.